John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 99.3%		$5,090,794,054
(Cost $3,775,403,368)

Communication services 18.1%		929,868,361

Entertainment 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,063,008	81,241,255
The Walt Disney Company	573,402	82,002,220
Interactive media and services 11.6%
Alphabet, Inc., Class A (A)	179,604	218,793,593
CarGurus, Inc. (A)	2,260,661	84,254,835
Facebook, Inc., Class A (A)	1,300,917	252,677,109
Twitter, Inc. (A)	900,282	38,090,931
Media 3.3%
Comcast Corp., Class A	1,572,076	67,866,521
Fox Corp., Class A	7,355	274,489
Fox Corp., Class B	2,813,640	104,667,408

Consumer discretionary 17.9%		918,869,977

Hotels, restaurants and leisure 0.5%
Marriott International, Inc., Class A	185,821	25,840,268
Household durables 6.0%
Lennar Corp., A Shares	4,813,846	228,994,654
Tempur Sealy International, Inc. (A)	1,001,819	80,365,920
Internet and direct marketing retail 8.2%
Amazon.com, Inc. (A)	200,920	375,073,435
eBay, Inc.	1,068,737	44,021,277
Leisure products 3.2%
Polaris Industries, Inc.	1,738,401	164,574,423

Consumer staples 8.8%		453,378,854

Beverages 5.8%
Anheuser-Busch InBev SA, ADR	1,992,816	201,234,560
Diageo PLC, ADR	217,070	36,224,642
Heineken Holding NV	16,097	1,626,567
PepsiCo, Inc.	478,475	61,153,890
Food and staples retailing 1.0%
Walmart, Inc.	447,262	49,368,780
Food products 2.0%
Danone SA	1,196,436	103,770,415

Energy 7.2%		369,886,762

Energy equipment and services 3.2%
Baker Hughes, a GE Company	3,505,303	88,999,643
Schlumberger, Ltd.	1,942,939	77,659,272
Oil, gas and consumable fuels 4.0%
Cheniere Energy, Inc. (A)	2,702,553	176,071,328
Kinder Morgan, Inc.	1,284,676	26,490,019
Suncor Energy, Inc.	23,223	666,500

Financials 17.4%		890,181,137

Banks 10.4%
Bank of America Corp.	6,885,151	211,236,433
Citigroup, Inc.	2,226,745	158,455,174
First Republic Bank	316,911	31,488,277

2 JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	689,511	$79,983,276
Wells Fargo & Company	1,058,463	51,240,194
Capital markets 4.9%
Morgan Stanley	2,499,611	111,382,666
State Street Corp.	1,150,048	66,806,288
The Goldman Sachs Group, Inc.	324,258	71,378,914
Consumer finance 2.1%
American Express Company	455,530	56,654,266
Synchrony Financial	1,436,891	51,555,649

Health care 7.9%		403,050,226

Biotechnology 2.5%
Amgen, Inc.	220,977	41,229,889
Biogen, Inc. (A)	137,031	32,588,712
Gilead Sciences, Inc.	790,930	51,821,734
Health care equipment and supplies 2.2%
Danaher Corp.	428,637	60,223,499
Zimmer Biomet Holdings, Inc.	374,039	50,543,890
Health care providers and services 2.5%
UnitedHealth Group, Inc.	522,790	130,179,938
Pharmaceuticals 0.7%
Bristol-Myers Squibb Company	821,044	36,462,564

Industrials 6.3%		320,976,785

Aerospace and defense 1.0%
L3Harris Technologies, Inc.	4,364	905,966
United Technologies Corp.	362,528	48,433,741
Industrial conglomerates 2.5%
General Electric Company	12,191,740	127,403,683
Machinery 1.0%
Caterpillar, Inc.	335,910	44,229,270
Wabtec Corp.	62,403	4,847,465
Road and rail 1.8%
Union Pacific Corp.	528,795	95,156,660

Information technology 13.7%		701,557,083

IT services 1.3%
Visa, Inc., Class A	362,171	64,466,438
Semiconductors and semiconductor equipment 2.2%
Analog Devices, Inc.	481,506	56,557,695
Broadcom, Inc.	105,650	30,637,444
NVIDIA Corp.	156,249	26,362,331
Software 5.6%
Adobe, Inc. (A)	47,585	14,221,253
Autodesk, Inc. (A)	81,983	12,803,285
Microsoft Corp.	1,076,843	146,741,396
salesforce.com, Inc. (A)	81,265	12,555,443
Workday, Inc., Class A (A)	494,466	98,883,311
Technology hardware, storage and peripherals 4.6%
Apple, Inc.	1,118,703	238,328,487

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND 3

			Shares	Value
Real estate 2.0%				$103,024,869

Equity real estate investment trusts 2.0%
American Tower Corp.			486,839	103,024,869

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$57,549,000
(Cost $57,549,000)

U.S. Government Agency 0.4%				19,204,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	6,832,000	6,832,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	12,372,000	12,372,000

			Par value^	Value
Repurchase agreement 0.7%				38,345,000

Barclays Tri-Party Repurchase Agreement dated 7-31-19 at 2.520% to be repurchased at $27,425,920 on 8-1-19, collateralized by $23,061,000 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $27,974,549, including interest)			27,424,000	27,424,000
Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $10,921,394 on 8-1-19, collateralized by $11,035,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $11,143,088, including interest)			10,921,000	10,921,000

Total investments (Cost $3,832,952,368) 100.4%				$5,148,343,054
Other assets and liabilities, net (0.4%)				(22,584,493)
Total net assets 100.0%				$5,125,758,561

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4 JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	7-31-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Communication services	$929,868,361	$929,868,361	—	—
Consumer discretionary	918,869,977	918,869,977	—	—
Consumer staples	453,378,854	347,981,872	$105,396,982	—
Energy	369,886,762	369,886,762	—	—
Financials	890,181,137	890,181,137	—	—
Health care	403,050,226	403,050,226	—	—
Industrials	320,976,785	320,976,785	—	—
Information technology	701,557,083	701,557,083	—	—
Real estate	103,024,869	103,024,869	—	—
Short-term investments	57,549,000	—	57,549,000	—
Total investments in securities	$5,148,343,054	$4,985,397,072	$162,945,982	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.	50Q3 07/19 9/19